Financial Liabilities - Other Financial Liabilities (Details) € in Thousands, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Financial Liabilities
Amount of interest free loans extended by governmental institutions		€ 14,787	€ 16,559
Portion of interest-free loans extended by governmental institutions that is considered a grant		592	696
Repurchase option of Goetech, LLC included in other current financial liabilities | $	$ 20
Other financial liabilities		101,749	95,217
2020
Financial Liabilities
Other financial liabilities		41,768	16,262
2021
Financial Liabilities
Other financial liabilities		50,585	21,460
2022
Financial Liabilities
Other financial liabilities		2,977	49,602
2023
Financial Liabilities
Other financial liabilities		1,870	2,916
2024
Financial Liabilities
Other financial liabilities		1,420	1,799
More than 5 years
Financial Liabilities
Other financial liabilities		€ 3,129	€ 3,178